Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments at December 31, 2022 and 2021 were as follows (in thousands):

		2022		2021
	Level	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents and restricted cash	1	$127,227	$127,227	$153,977	$153,977
Equity investment - Common stock of Scorpio Tankers Inc.	1	—	—	27,607	27,607

Financial liabilities:
Bank loans, net	2	64,292	64,292	87,650	87,650
Redeemable notes	2	—	—	53,015	53,015